LOANS RECEIVABLE AND REVENUE - Liability for Losses on CSO Lender-Owned Consumer Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations [Roll Forward]
Balance, beginning of period	$ 17,795	$ 17,052
Charge-offs	(169,735)	(154,101)
Recoveries	35,674	35,959
Net charge-offs	(134,061)	(118,142)
Provision for losses	128,273	118,885
Balance, end of period	12,007	17,795
Consumer Portfolio Segment | Single-Pay
Guarantor Obligations [Roll Forward]
Balance, beginning of period	0	274
Charge-offs		(2,121)
Recoveries		1,335
Net charge-offs		(786)
Provision for losses		512
Balance, end of period		0
Consumer Portfolio Segment | Unsecured Installment
Guarantor Obligations [Roll Forward]
Balance, beginning of period	17,073	15,630
Charge-offs	(165,266)	(141,429)
Recoveries	32,341	30,230
Net charge-offs	(132,925)	(111,199)
Provision for losses	127,434	112,642
Balance, end of period	11,582	17,073
Consumer Portfolio Segment | Secured Installment
Guarantor Obligations [Roll Forward]
Balance, beginning of period	722	1,148
Charge-offs	(4,469)	(10,551)
Recoveries	3,333	4,394
Net charge-offs	(1,136)	(6,157)
Provision for losses	839	5,731
Balance, end of period	$ 425	$ 722